Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

The amounts shown in the accompanying Consolidated Balance Sheets at December 31, 2020 and 2021, are analyzed as follows:

Vessel (Borrower)	December 31, 2020	December 31, 2021
(a) “Northsea Alpha” (Secondone)	$3,290	$2,890
(a) “Northsea Beta” (Thirdone)	3,290	2,890
(b) “Pyxis Malou” (Fourthone)	8,730	7,320
(c) “Pyxis Theta” (Seventhone)	14,950	13,750
(d) “Pyxis Epsilon” (Eighthone)	24,000	16,100
(e) “Pyxis Karteria” (Tenthone)	—	13,150
(b) “Pyxis Lamda” (Eleventhone)	—	21,680
Total	$54,260	$77,780

Current portion	$3,410	$12,030
Less: Current portion of deferred financing costs	(155)	(335)
Current portion of long-term debt, net of deferred financing costs, current	$3,255	$11,695

Long-term portion	$50,850	$65,750
Less: Non-current portion of deferred financing costs	(519)	(870)
Long-term debt, net of current portion and deferred financing costs, non-current	$50,331	$64,880

Schedule of Principal Payments	The annual principal payments required to be made after December 31, 2021, are as follows:
To December 31,	Amount
2022	$12,030
2023	6,100
2024	6,100
2025 and thereafter	53,550
Total	$77,780